Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	4.01
Maximum Aggregate Offering Price	$ 1,804,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 276.27
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of 450,000 shares issuable under the 2022 Equity Incentive Plan, as amended. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the average of the high and low prices of the registrant's common stock on the Nasdaq Global Select Market on August 5, 2025, in accordance with Rule 457(c) under the Securities Act.